Annual Total Returns[BarChart] - PIMCO RAFI Dynamic Multi-Factor International Equity ETF - PIMCO RAFI Dynamic Multi-Factor International Equity ETF	2018	2019	2020
Total	(13.56%)	19.68%	7.24%